                   As filed with the Securities and Exchange
                         Commission on February 13, 2004
                        Securities Act File No. 33-72834
                    Investment Company Act File No. 811-08212

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A


                REGISTRATION UNDER THE SECURITIES ACT OF 1933 |X|


                       Pre-Effective Amendment No. __ | |
                       Post-Effective Amendment No. 18 |X|
                                       and
           REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                               AMENDMENT NO. 20 |X|
                        (Check appropriate box or boxes)


                           J.P. MORGAN SERIES TRUST II
               (Exact Name of Registrant as Specified in Charter)
                     522 Fifth Avenue, New York, N.Y. 10036
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, Including Area Code:
                                 (800) 766-7722
          Joseph J. Bertini, Esq. c/o J.P. Morgan Fund Distributors, Inc.,
                     522 Fifth Avenue, New York, N.Y. 10036
                     (Name and Address of Agent for Service)

                         Copy to:   John E. Baumgardner, Jr., Esq.
                                    Sullivan & Cromwell
                                    125 Broad Street
                                    New York, NY 10004

It is proposed that this filing will become effective (check appropriate box) | | immediately upon filing pursuant to paragraph (b)
| | on (date) pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
|X| on April 16, 2004 pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | on (date) pursuant to paragraph (a)(2) of Rule 485.

             If appropriate, check the following box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           J.P. MORGAN SERIES TRUST II
                       CONTENTS OF REGISTRATION STATEMENT

     This registration statement consists of the following papers and documents:

            -     Cover sheet
            -     Contents of Registration Statement
            -     Explanatory Note
            -     Supplement to the Prospectus and Statement of Additional
                  Information
            -     Part C - Other Information and Signature Page

                                EXPLANATORY NOTE

                  This Post-Effective Amendment is being filed pursuant to Rule 485(a) solely for the purpose of adding certain information which is set forth in the Supplements to the Registrant's Prospectus and Statement of Additional Information included herein. This amendment incorporates by reference the Registrant's Prospectus and Statement of Additional Information as filed with the Securities and Exchange Commission in Post-Effective Amendment No. 17 to the Registrant's Registration Statement as filed on March 31, 2003.

                  The Registrant will file another Post-Effective Amendment to become effective on or about April 16, 2004 pursuant to Rule 485(b) to bring the financial statements up to date and to make any other changes to the registration statement that are permissible under Rule 485(b) and that the Registrant deems appropriate.

                           J.P. MORGAN SERIES TRUST II

                J.P. Morgan International Opportunities Portfolio

                         Supplement dated July 28, 2003
                     to the Prospectus dated March 31, 2003

     Effective July 31, 2003, the J.P. Morgan International Opportunities Portfolio will change its name to "J.P. Morgan International Equity Portfolio."

     The second paragraph on page 2 under the heading "Portfolio Management" is hereby deleted in its entirety and replaced with the following:

     "The portfolio management team is led by James Fisher and Peter Harrison, both managing directors. Mr. Fisher is the Director-in-charge of EAFE funds. He joined J.P. Morgan in 1991 and has held numerous investment roles. Mr. Harrison joined J.P. Morgan in 1996 and became head of the Global Portfolios group in 1998."

     The first three paragraphs on page 2 under the heading "Principal Strategies" in the Investment Approach section are hereby deleted in their entirety and replaced with the following:

     "Under normal conditions, the Portfolio will invest at least 80% of the value of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. The Portfolio may invest in companies (or governments) in the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the adviser may select from time to time. A substantial part of the Portfolio's assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East
     (EAFE) Index. The Portfolio may also invest in companies or governments in emerging markets.

     Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. These investments may take the form of depositary receipts.

     The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

     While the Portfolio invests primarily in equity securities, it may also invest in investment-grade debt securities. Investment-grade means a rating in the four highest categories by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated, but are deemed by the adviser, J.P. Morgan Investment Management Inc. (JPMIM), to be of comparable quality. No more than 20% of the Portfolio's Assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than 20% of the Portfolio's Assets will be invested in debt securities issued by a foreign government or international organization, such as the World Bank.

     Although the Portfolio intends to invest primarily in equity securities and investment-grade debt securities, under normal market conditions it may invest up to 20% of its Assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or other conditions, the Portfolio may invest any amount of its assets in these instruments.

     Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

     The Portfolio may use derivatives, which are instruments whose value is based on one or more securities indexes, interest rates or exchange rates. The Portfolio may use derivatives to hedge various investments for risk management or in an effort to produce increased income or gains. Derivatives may also be used as substitutes for securities in which the Portfolio can invest.

     Under the heading "Principal Risks" in the Investment Approach section on page 2, the first four paragraphs are hereby deleted in their entirety and replaced with the following:

     "All variable annuity portfolios carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio.

     The Portfolio may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

     The value of shares of the Portfolio will fluctuate in response to movements in international markets. Portfolio performance will also depend on the effectiveness of the adviser's research, as well as its stock picking and currency management decisions.

     Because the Portfolio invests primarily in securities of issuers outside the United States, an investment in the Portfolio is riskier than an investment in a U.S. equity fund. Because foreign securities are usually denominated in foreign currencies, the value of the Portfolio's investments may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets.

     The Portfolio's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

     The Portfolio's investments in emerging markets could lead to more volatility in the value of the Portfolio's shares. As mentioned above, the normal risks of investing in foreign countries increase when investing in emerging markets. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility. Also, emerging markets may not provide adequate legal protection for private or foreign investment or private property.

     Because the Portfolio may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a portfolio which does not invest in small companies. Small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

     The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

     Securities rated in the lowest investment grade category by Moody's, S&P, Fitch, or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

     If the Portfolio invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

     If the Portfolio invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Portfolio is investing for temporary defensive purposes, it could reduce the Portfolio's potential returns.

     Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Portfolio's original investment.

     The Portfolio may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining and prices of these securities may fall more rapidly than those of other securities."

     On page 5, the paragraphs under the heading "International Equity Investment Process" in the International Equity Management Approach section are hereby deleted in their entirety and replaced with the following:

     "In managing the Portfolio, the adviser will seek to diversify the Portfolio's investments by investing in at least three issuers in several countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

     The Portfolio uses a three-step bottom-up, stock-picking process. First, regional, locally based analysts rank securities within their regions based on primary research conducted by the analysts. Second, all positively ranked stocks filter up to a group of global sector analysts, who rank the stocks globally. Finally, all securities ranked positively by the local analysts and global sector analysts are considered by a group of senior portfolio managers who construct a diversified and risk managed portfolio.

     The adviser will decide how much to invest in the securities of a particular country or currency by evaluating the potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. The adviser may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Portfolio may purchase securities where the issuer is located in one country but the security is denominated in the currency of another."

                           J.P. MORGAN SERIES TRUST II

                J.P. Morgan International Opportunities Portfolio

                         Supplement dated July 28, 2003
         to the Statement of Additional Information dated March 31, 2003

     On June 10, 2003, the Board of Trustees adopted a resolution to change the name of the J.P. Morgan International Opportunities Portfolio to J.P. Morgan International Equity Portfolio effective July 31, 2003. Accordingly, as of July 31, 2003 all references to "J.P. Morgan International Opportunities Portfolio" should be replaced with "J.P. Morgan International Equity Portfolio."

     Under the heading "INVESTMENT GRADE DEBT SECURITIES" on page 7, the following paragraph should be added:

          "The International Equity Portfolio may invest in investment grade debt securities rated in the category BBB- or higher by S&P, or Baa or higher by Moody's or the equivalent by another national rating organization, or, if unrated, determined by the Adviser to be of comparable quality."

     Under the heading "FOREIGN CURRENCY EXCHANGE TRANSACTIONS" on page 10, the third paragraph should be replaced with the following:

          "Each of these Portfolios may enter into foreign currency exchange transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated. In addition, the J.P. Morgan Bond, U.S. Large Cap Core Equity and Small Company Portfolios may enter into foreign currency exchange transactions to gain or reduce exposure to the foreign currency in an attempt to enhance return."

PART C

                                OTHER INFORMATION

Item 23.          Exhibits

 (a)(1) Articles of Incorporation. Agreement and Declaration of Trust. Incorporated by reference to post-effective amendment number 1 to the Registration Statement filed with the Securities and Exchange Commission (the "Commission") on December 10, 1993.

 (a)(2) Amendment #1 to Agreement and Declaration of Trust. Incorporated by reference to post-effective amendment number 7 to the Registration Statement filed with the Commission on April 22, 1998 (Accession No.
0001042058-98-000060).

(a)(3) Amendment #2 to Agreement and Declaration of Trust, incorporated by reference to post-effective amendment number 14 to the Registration Statement filed with the Commission on June 4, 2001, (Accession No. 0000912057-01-518566).

   (b) By-Laws. Incorporated by reference to post-effective amendment number
1 to the Registration Statement filed with the Commission on December 10, 1993.

  (c) Instruments Defining Rights of Security Holders. Not applicable.

(d) (1) Investment Advisory Contracts. Investment Advisory Agreement between JPM Series Trust II and J.P. Morgan Investment Management Inc. ("Morgan"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997
(Accession No. 0001016964-97-000061).

(d) (2) Form of Investment Advisory Agreement between JPM Series Trust II and Robert Fleming Inc. on behalf of the Mid Cap Value Portfolio. Incorporated by reference to post-effective number 15 to the Registration Statement filed with the Commission on August 15, 2001. (Accession No. 0000912057-01-529397).

(e) (1) Underwriting Contracts. Distribution Agreement between JPM Series Trust II and Funds Distributor, Inc. ("FDI"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(e) (2) Distribution Agreement between JPM Series Trust II and J.P. Morgan Fund Distributors, Inc. ("JPMFD"). Incorporated by reference to post-effective amendment number 14 to the Registration Statement filed with the Commission on June 4, 2001, (Accession No. 0000912057-01-518566).

(f)  Bonus or Profit Sharing Contracts. Not applicable.

(g)(1) Custodian Contract between JPM Series Trust II and State Street Bank and Trust Company ("State Street"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(g)(2) Custodian Contract between JPM Series Trust II and Bank of New York ("BONY"). Incorporated by reference to post-effective number 11 to the Registration Statement filed with the Commission on April 3, 2000. (Accession No. 000101041455-00-000083).

(g)(3) Form of Custodian Contract between JPM Series Trust II and JPMorgan Chase Bank ("Bank") filed with the Commission on March 28, 2002. (Accession No. 0000912057-02-012226).

(g)(4) Global Custody Agreement dated March 1, 2003 between JPMorgan Chase Bank and JPMorgan Series Trust II. Filed herewith.

(h)(1) Other Material Contracts. Transfer Agency and Service Agreement between JPM Series Trust II and State Street. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(h)(2) Transfer Agency and Service Agreement between JPM Series Trust II and DST Systems, Inc. ("DST"). Incorporated by reference to post-effective number 15 to the Registration Statement filed with the Commission on August 17, 2001 (Accession No. 0000912057-01-529397).

(h)(3) Administrative Services Agreement between JPM Series Trust II and Morgan Guaranty Trust Company of New York. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(h) (4) Administrative Services Agreement between JPM Series Trust II and Morgan Guaranty Trust Company of New York, as amended May 16, 2001. Incorporated by reference to post-effective number 15 to the Registration Statement filed with the Commission on August 17, 2001 (Accession No. 0000912057-01-529397).

(h)(5) Co-Administration Agreement between JPM Series Trust II and FDI. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(h)(6) Form of Fund Participation Agreement. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(i) Legal Opinion. Incorporated by reference to earlier filing on July 22, 1994, SEC File No. 33-72834, to the exhibit number indicated on that Form N-1A Registration Statement.

(j) Other Opinions. Consent of independent public accountants. To be filed by amendment.

(k) Omitted Financial Statements. Not applicable.

(l) Initial Capital Agreements. Share Subscription Agreement between The Chubb Series Trust and Chubb Life Insurance Company of America. Incorporated by reference post-effective amendment number 1 to the Registration statement filed with the Commission on December 10, 1993.

(m) Rule 12b-1 Plan.  Not applicable.

(n) Rule 18f-3 Plan.  Not applicable.

(o) Reserved.

(p) (1) CODES OF ETHICS. Code of Ethics of The J.P. Morgan Family of Funds. Filed herewith.

(p) (2) Code of Ethics of Adviser. Filed herewith.

(p) (3) Codes of Ethics for J.P. Morgan Fund Distributors, Inc. (the "Distributor") Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on March 28, 2002 (Accession Number 0000912057-02-012226).

OTHER EXHIBITS
(99) (a) Powers of attorney. Incorporated by reference to post-effective number 7 to the Registration Statement filed with the Commission on April 22, 1998 (Accession No. 0001042058-98-000060).

(99) (b) Powers of attorney. Incorporated by reference to post-effective amendment number 14 to the Registration Statement filed with the Commission on June 4, 2001, (Accession No. 0000912057-01-518566).

(99) (c) Power of Attorney for: Cheryl Ballenger. Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on March 31, 2003 (Accession Number 0001047469-03-011072).

     Item 24. Persons Controlled by or under Common Control with Registrant Initially, shares of the Registrant were offered and sold only to Chubb Life Insurance Company of America ("Chubb Life"), a stock life insurance company organized under the laws of New Hampshire. The purchasers of variable life insurance contracts issued in connection with separate accounts established by Chubb Life or its affiliated insurance companies have the right to instruct Chubb Life or its affiliated insurance companies with respect to the voting of the Registrant's shares held by such separate accounts on behalf of policy owners. The shares held by Chubb Life or its affiliated insurance companies, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by Chubb Life or its affiliated insurance companies against the separate accounts and shares held by Chubb Life or its affiliated insurance companies that are not otherwise attributable to Policies, also will be voted by Chubb Life or its affiliated insurance companies in proportion to instructions received from owners of Policies. Chubb Life or its affiliated insurance companies reserves the right to vote any or all such shares at its discretion to the extent consistent with the then current interpretations of the Investment Company Act of 1940 and rules thereunder. Subject to such voting instruction rights, Chubb Life or its affiliated insurance companies currently directly control the Registrant.

Subsequently, shares of the Registrant were offered and sold to other separate accounts formed by Chubb Life, its successors or assigns, and by other insurance companies, which, along with Chubb Life, are subsidiaries of The Chubb Corporation, a New Jersey corporation, or subsidiaries of such subsidiaries.

Shares of the Registrant are currently also offered and sold to Separate Accounts formed by other insurance companies which are not affiliated with Chubb Life and The Chubb Corporation.

Item 25.  Indemnification

Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the

Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

The business of J.P. Morgan Investment Management Inc. is summarized in the Prospectuses constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J.P. Morgan Investment Management Inc. is currently listed in the investment adviser registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011).

The business of Robert Fleming, Inc. is summarized in the Prospectus ( Mid Cap Value) constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of Robert Fleming, Inc. is currently listed in the investment adviser registration on Form ADV for Robert Fleming, Inc. (File No. 801-26297).

Robert Fleming, Inc. also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

To the knowledge of the Registrant, none of the directors or executive officers of Robert Fleming, Inc., an indirect subsidiary of J.P. Morgan Chase & Co. is or has been during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Robert Fleming, Inc. also hold various positions with, and engage in business for, J.P. Morgan Chase & Co.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares.

J.P. Morgan Fund Distributors is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Fund Distributors is a wholly-owned subsidiary of The BISYS Group, Inc.

J.P. Morgan Fund Distributors, Inc. acts as principal underwriters for the following investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.
Growth and Income Portfolio
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
J.P. Morgan Mutual Fund Group
J.P. Morgan Mutual Fund Investment Trust
J.P. Morgan Mutual Fund Select Group
J.P. Morgan Mutual Fund Select Trust
J.P. Morgan Mutual Fund Trust

J.P. Morgan Value Opportunities Fund, Inc.
J.P. Morgan Fleming Series Trust
J.P. Morgan Mutual Fund Series

(b) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.

Name and Address           Position and Offices           Position and Offices
                           with Distributor               with Registrant
----------------           --------------------           --------------------
Lynn J. Mangum               Chairman                             None
90 Park Ave.
New York, NY 10016

Charles Linn Booth           Vice President/                      None
3435 Stelzer Road            Compliance Officer
Columbus, OH 43219

Margaret Warner Chambers     Vice President                       None
90 Park Ave.
New York, NY 10016

Dennis Sheehan               Director/Treasurer                   None
90 Park Ave.
New York, NY 10016

Kevin J. Dell                Secretary                            None
90 Park Ave.
New York, NY 10016

Edward S. Forman             Assistant Secretary                  None
90 Park Ave.
New York, NY 10016

Robert A. Bucher             Financial Operations                 None
90 Park Ave.                 Officer
New York, NY 10016

Patrick William McKeon       Vice President/                      None
90 Park Ave.                 Chief Compliance Officer
New York, NY 10016

William J. Tomko             President                            None
3435 Stelzer Road
Columbus, OH 43219

(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended the "1940 Act"),and the Rules thereunder will be maintained at the offices of:

J.P. Morgan Investment Management Inc.:
522 Fifth Avenue, New York, New York 10036 (records relating to its functions as investment adviser).

J.P. Morgan Fleming Asset Management (London) Limited: 20 Finsbury Street, London England ECZY9AQ (relating to its functions as sub-advisor).

J.P. Morgan Fund Distributors, Inc.: 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as distributor).

JP Morgan Chase Bank: 3 Chase Metrotech, Brooklyn, New York 11245 (records relating to its functions as Custodian and Administrator).

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on the 13th day of February, 2004.

                                           J.P. MORGAN SERIES TRUST II

                                           /s/ George C.W. Gatch
                                           ----------------------
                                           George C.W. Gatch
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 13th day of February, 2004

SIGNATURE                            TITLE                       DATE
---------                            -----                       ----
CHERYL BALLENGER*                   Trustee                   February 13, 2004
Cheryl Ballenger

JOHN R. RETTBERG*                   Trustee                   February 13, 2004
John R. Rettberg

JOHN F. RUFFLE*                     Trustee                   February 13, 2004
John F. Ruffle

KENNETH WHIPPLE, JR.*               Trustee                   February 13, 2004
Kenneth Whipple, Jr.

                            *By /s/ Patricia A. Maleski
                                -----------------------
                                Patricia A. Maleski
                                Treasurer and Attorney-in-Fact
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                                INDEX OF EXHIBITS

(g)(4) Global Custody Agreement dated March 1, 2003 between JPMorgan Chase Bank and JPMorgan Series Trust II.

(p)(1)  Code of Ethics of The J.P. Morgan Family of Funds.

(p)(2)  Code of Ethics of Adviser.